Company financial information - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income
Finance expense	€ (602)	€ (693)	€ (527)
Finance income		78
Profit/(loss) before tax	(1)	(95)	(77)
Income tax	(35)	60	€ 43
ARD Finance S.A.
Statement of comprehensive income
Dividend income	133	270
Finance expense	(111)	(31)
Finance income	50	14
Profit/(loss) before tax	72	253
Profit and total comprehensive income for the year	€ 72	€ 253